united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21872

Mutual Fund Series Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Emile Molineaux

Gemini Fund Services, LLC.,80 Arkay Drive., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 866-447-4228

Date of fiscal year end: 6/30

Date of reporting period: 9/30/15

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

	SMH Representation Trust
	PORTFOLIO OF INVESTMENTS (Unaudited)
	September 30, 2015

Principal	CONVERTIBLE CORPORATE BONDS - (3.14%)	Value

	Biotechnology - (3.14%)
$ 668,000	PDL BioPharma, Inc., 4.00%, 2/1/2018	$ 588,675

	Semiconductors & Semiconductor Equipment - (0.00%)
4,588,000	Energy Conversion Devices, Inc.** #	-

	TOTAL CONVERTIBLE CORPORATE BONDS (Cost $1,984,959)	588,675

	CORPORATE BONDS - (58.44%)

	Auto Parts & Equipment - (3.02%)
677,000	Titan International, Inc., 6.875%, 10/1/2020	567,411

	Commercial Services - (3.13%)
600,000	Rent-A-Center, Inc.,6.625%, 11/15/2020	588,000

	Cosmetics - (4.12%)
1,290,000	Elizabeth Arden, Inc., 7.375%, 3/15/2021	774,000

	Diversified Financial Services - (1.04%)
592,000	Community Choice Financial, Inc., 10.75%, 5/1/2019	195,360

	Electric - (4.51%)
990,000	GenOn Americas Generation, LCC, 8.50%, 10/1/2021	846,549

	Electrical Component & Equipment - (7.39%)
651,000	General Cable Corp., 5.75%, 10/1/2022 ^	553,350
1,191,000	GrafTech International, Ltd, 6.375%, 11/15/2020	833,700
		1,387,050
	Lodging - (6.40%)
1,502,000	Caesars Entertainment Operating Co., Inc., 11.25%, 6/1/2017 **	1,201,600

	Mining - (4.83%)
320,000	Coeur D'Alene Mines Corp., 7.875%, 2/1/2021	192,000
203,000	Hecla Mining Co., 6.875%, 5/1/2021	163,415
691,000	Hudbay Minerals, Inc., 9.50%, 10/1/2020	551,936
		907,351
	Oil & Gas - (4.77%)
288,000	Forbes Energy Services Ltd., 9.00%, 6/15/2019	185,040
250,000	Northern Oil and Gas, Inc., 8.00%, 6/1/2020	185,938
2,439,000	SandRidge Energy, Inc., 8.125%, 10/15/2022	524,385
		895,363
	Retail - (5.36%)
1,003,000	Cash America International, Inc., 5.75%, 5/15/2018	1,005,507

	SMH Representation Trust
	PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	September 30, 2015

Principal		Value

	Semiconductors - (5.97%)
$ 1,751,000	Advanced Micro Devices, Inc., 7.50%, 8/15/2022	$ 1,120,640

	Telecommunications - (4.86%)
1,172,000	Sprint Capital Corp., 8.75%, 3/15/2032	911,230

	Transportation - (3.04%)
598,000	Era Group Inc., 7.75%, 12/15/2022	571,090

	TOTAL CORPORATE BONDS (Cost $14,862,430)	10,971,151

Shares	SHORT-TERM INVESTMENTS - (34.82%)

6,536,263	Fidelity Institutional Money Market Fund - Institutional Class, 0.17% *	6,536,263
	TOTAL SHORT-TERM INVESTMENTS - (Cost $6,536,263)	6,536,263

	TOTAL INVESTMENTS (Cost $23,383,652)(a) - 96.40%	$ 18,096,089

	OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 3.60%	676,627

	NET ASSETS - 100.00%	$ 18,772,716

	* Money Market Fund: interest rate reflects seven-day yield on September 30, 2015.
	** Represents issuer in default on interest payments; non-income producing security.
	# The value of this security has been determined in good faith under policies of the Board of Trustees.
	^ Step-Up Bond; the interest rate shown is the rate in effect as of September 30, 2015.
	(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $23,384,720, and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation	$ -
	Unrealized depreciation	(5,288,631)
	Net unrealized depreciation	$ (5,288,631)

	Country of Issuer	Percentage
	United States	58.64%
	Canada	2.94%
		61.58%
	Percentages in the above table are based on net assets and excludes short-term investments and cash, of the Fund as of September 30, 2015.

SMH Representation Trust
NOTES TO PORTFOLIOS OF INVESTMENTS (Unaudited) (Continued)
September 30, 2015

The following is a summary of significant accounting policies followed by the Fund in preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United State of America ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The Fund may invest in portfolios of open-end or closed-end investment companies and exchange traded funds (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed- end investment companies and exchange traded funds, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or exchanged traded fund purchased by the Fund will not change. Short- term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided each such valuation represents fair value.

In unusual circumstances, instead of valuing securities in the usual manner, the Fund may value securities at “fair value” as determined in good faith by the Fund’s Board, pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the New York Stock Exchange close.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2015 for the Fund’s assets and liabilities measured at fair value:

		Level 2	Level 3
	Level 1	(Other Signifcant	(Other Significant
Security Classifications (a) (b)	(Quoted Prices)	Observable Inputs)	(Unobservable Inputs)		Total
Common Stock	$ -	$ -	$ -	(c)	$ -
Convertible Corporate Bonds	-	588,675	-		588,675
Corporate Bonds	-	10,971,151	-		10,971,151
Short-Term Investments	6,536,263	-	-		6,536,263
Total	$ 6,536,263	$ 11,559,826	$ -		$ 18,096,089

(a) For a detailed break-out of bonds by industry classification, please refer to the Schedule of Investments.
(b) There were no transfers into or out of Level 1 and Level 2 during the year. It is the Funds’ policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.
(c) Included in Level 3 is Energy Conversion Devices, Inc., an escrow receipt, with $0 market value.

SMH Representation Trust
NOTES TO PORTFOLIOS OF INVESTMENTS (Unaudited) (Continued)
September 30, 2015

The following is a reconciliation of assets for which Level 3 inputs were used in determining value:

Energy Conversion
Devices, Inc.

Beginning balance July 1, 2015	$ -
Total realized gain/(loss)	-
Change in unrealized depreciation	-
Cost of purchases	-
Proceeds from sales	-
Net transfers in/(out) of Level 3	-
Ending balance September 30, 2015	$ -

Level 3 assets represent 0.00% of the Fund's Net Assets. Level 3 assets were valued by a pricing committee using procedures established by the Trust’s good faith pricing guidelines.

Quantitative disclosures of unobervable inputs and assumptions used by SMH Representation Trust
Investments in Securities:
Convertible Corporate Bonds
Energy Conversion Devices, Inc.		$ -	Bankruptcy		Expected Future Cash Flows
	Total Fair Value Securities	$ -

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual Fund Series Trust

By

*/s/ Jerry Szilagyi

Jerry Szilagyi, Principal Executive Officer/President

Date 11/24/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Jerry Szilagyi

Jerry Szilagyi, Principal Executive Officer/President

Date 11/24/2015

By

*/s/ Erik Naviloff

Erik Naviloff, Principal Financial Officer/Treasurer

Date 11/24/2015